Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest and similar income	£ 23,409	£ 25,780	£ 24,261
Interest and similar expense	(16,115)	(19,035)	(17,608)
Net interest income	7,294	6,745	6,653
Fee and commission income	9,879	9,486	8,708
Fee and commission expense	(3,326)	(3,215)	(3,247)
Net fee and commission income	6,553	6,271	5,461
Net trading income	7,104	5,900	5,980
Net investment (expense)/income	(72)	69	112
Other income	48	52	62
Total income	20,927	19,037	18,268
Staff costs	(5,585)	(5,556)	(5,591)
Infrastructure costs	(816)	(795)	(1,073)
Administration and general expenses	(6,192)	(5,894)	(5,606)
UK regulatory levies	(228)	(242)	(149)
Litigation and conduct	(284)	(186)	(44)
Operating expenses	(13,105)	(12,673)	(12,463)
Share of post-tax results of associates and joint ventures	0	0	(4)
Loss on disposal of subsidiaries, associates and joint ventures	(13)	0	0
Profit before Impairment	7,809	6,364	5,801
Credit impairment charges	(1,866)	(1,617)	(1,578)
Profit/(loss) before tax	5,943	4,747	4,223
Taxation	(1,285)	(999)	(662)
Profit after tax	4,658	3,748	3,561
Attributable to:
Equity holders of the parent	3,875	2,956	2,753
Other equity instrument holders	783	792	808
Total equity holders of the parent	4,658	3,748	3,561
Profit after tax	£ 4,658	£ 3,748	£ 3,561